Fair Value Measurements, Derivative Instruments and Hedging Activities and Financial Risk - Financial Instruments that are Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions	Nov. 30, 2017	Nov. 30, 2016
Assets
Derivative financial instruments	$ 15	$ 15
Liabilities
Derivative financial instruments	161	434
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 1
Assets
Cash and cash equivalents	395	603
Restricted cash	26	60
Total	518	756
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 1 | Short-term investments
Assets
Investments
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 1 | Marketable securities held in rabbi trusts
Assets
Investments	97	93
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 2
Assets
Total	15	19
Liabilities
Total	161	434
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 2 | Marketable securities held in rabbi trusts
Assets
Investments		4
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 2 | Derivative financial instruments
Assets
Derivative financial instruments	15	15
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 2 | Derivative financial instruments
Liabilities
Derivative financial instruments	$ 161	434
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 3
Assets
Total		21
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 3 | Short-term investments
Assets
Investments		$ 21